Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Issuance expenses	$ 361